Investments (Details) - Schedule of investments ₪ in Millions, $ in Millions	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Current investments
Investments in marketable securities at fair value through profit and loss and others	₪ 358		₪ 396
Bank deposits	883		1,384
Current investments	₪ 1,241	$ 360	₪ 1,780